T. ROWE PRICE Mid-Cap Growth Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.2%
COMMUNICATION SERVICES 3.5%
Entertainment 2.0%
Liberty Media-Liberty Formula One, Class C (1) 4,021,500 206,745
Playtika Holding (1) 2,997,400 82,818
Spotify Technology (1) 1,323,900 298,328
Zynga, Class A (1) 19,982,500 150,468
738,359
Interactive Media & Services 1.5%
IAC/InterActiveCorp (1) 1,243,135 161,968
Match Group (1) 1,500,000 235,485
Pinterest, Class A (1) 1,000,000 50,950
Vimeo (1) 3,500,000 102,795
551,198
Total Communication Services 1,289,557
CONSUMER DISCRETIONARY 13.7%
Auto Components 0.7%
Aptiv (1) 1,823,300 271,617
271,617
Diversified Consumer Services 1.1%
Bright Horizons Family Solutions (1) 964,600 134,485
Clear Secure, Class A (1) 513,937 21,097
Terminix Global Holdings (1) 6,100,000 254,187
409,769
Hotels, Restaurants & Leisure 4.8%
Chipotle Mexican Grill (1) 225,393 409,656
Domino's Pizza  486,600 232,089
DraftKings, Class A (1) 2,472,600 119,080
Hilton Worldwide Holdings (1) 3,894,400 514,489
MGM Resorts International  5,495,200 237,118
Vail Resorts  829,300 277,028
1,789,460
Internet & Direct Marketing Retail 1.4%
Deliveroo Holdings, Acquisition Date: 9/12/17 - 5/16/19,
Cost $43,768 (GBP) (1)(2) 24,637,800 91,205
Etsy (1) 1,514,800 315,018
Farfetch, Class A (1) 2,472,600 92,673
Wayfair, Class A (1) 50,000 12,776
511,672

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Multiline Retail 1.6%
Dollar General  2,000,000 424,280
Dollar Tree (1) 2,000,000 191,440
615,720
Specialty Retail 3.6%
Bath & Body Works  1,500,000 94,545
Burlington Stores (1) 2,023,200 573,719
Five Below (1) 499,900 88,387
O'Reilly Automotive (1) 681,500 416,437
Ross Stores  1,655,000 180,147
1,353,235
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica (1) 197,846 80,068
On Holding, Class A (1) 620,401 18,693
VF  1,200,000 80,388
179,149
Total Consumer Discretionary 5,130,622
CONSUMER STAPLES 2.2%
Beverages 0.4%
Boston Beer, Class A (1) 310,000 158,022
158,022
Food & Staples Retailing 1.0%
Casey's General Stores (3) 1,998,300 376,580
376,580
Food Products 0.4%
TreeHouse Foods (1)(3) 3,397,100 135,476
135,476
Household Products 0.3%
Reynolds Consumer Products  3,996,500 109,264
109,264
Personal Products 0.1%
Olaplex Holdings (1) 1,965,198 48,147
48,147
Total Consumer Staples 827,489
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $4,038 (1)(2)(4) 1,337 6,137

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $33,184 (1)(2)(4) 9,021 41,407
Total Energy 47,544
FINANCIALS 5.8%
Banks 0.4%
Webster Financial  2,750,000 149,765
149,765
Capital Markets 3.6%
Cboe Global Markets  2,497,800 309,378
KKR  6,815,000 414,897
MarketAxess Holdings  449,654 189,165
Raymond James Financial  1,123,950 103,718
Tradeweb Markets, Class A  4,283,600 346,029
1,363,187
Consumer Finance 0.3%
SoFi Technologies  (1) 7,389,729 117,349
117,349
Insurance 1.5%
Assurant  1,954,800 308,370
Axis Capital Holdings  3,602,200 165,845
Bright Health Group (1) 1,782,800 14,548
Kemper  1,248,900 83,414
572,177
Total Financials 2,202,478
HEALTH CARE 26.2%
Biotechnology 4.4%
Alkermes (1) 6,644,200 204,907
Alnylam Pharmaceuticals (1) 1,270,700 239,921
Argenx, ADR (1) 618,400 186,757
Exact Sciences (1) 1,460,300 139,386
Exelixis (1) 2,327,200 49,197
Incyte (1) 2,568,041 176,630
Ionis Pharmaceuticals (1) 3,708,700 124,390
Kodiak Sciences (1) 299,770 28,772
Neurocrine Biosciences (1) 1,460,300 140,057
Seagen (1) 1,703,800 289,305
Ultragenyx Pharmaceutical (1) 988,900 89,189
1,668,511
Health Care Equipment & Supplies 9.4%
Alcon  3,164,200 254,623
Cooper  1,250,000 516,637
DENTSPLY SIRONA  2,248,100 130,502

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Hologic (1)(3) 13,193,900 973,842
ICU Medical (1) 900,000 210,042
Ortho Clinical Diagnostics Holdings (1) 6,000,000 110,880
Quidel (1) 1,730,800 244,302
Teleflex  2,114,255 796,123
Warby Parker, Class A (1) 237,355 12,592
West Pharmaceutical Services  679,900 288,645
3,538,188
Health Care Providers & Services 1.3%
Acadia Healthcare (1)(3) 5,111,300 325,999
agilon health (1) 1,332,229 34,918
Molina Healthcare (1) 511,100 138,666
499,583
Health Care Technology 1.5%
Doximity, Class A (1) 741,900 59,871
Multiplan (1) 15,089,900 84,956
Veeva Systems, Class A (1) 1,460,300 420,815
565,642
Life Sciences Tools & Services 5.5%
Agilent Technologies  4,750,000 748,267
Avantor (1) 14,359,900 587,320
Bruker (3) 8,992,200 702,291
PPD (1) 575,000 26,904
2,064,782
Pharmaceuticals 4.1%
Catalent (1) 7,243,700 963,919
Elanco Animal Health (1) 8,000,000 255,120
Perrigo  6,500,000 307,645
1,526,684
Total Health Care 9,863,390
INDUSTRIALS & BUSINESS SERVICES 16.4%
Aerospace & Defense 2.8%
BWX Technologies  4,137,500 222,846
Textron (3) 11,639,800 812,574
1,035,420
Airlines 0.8%
Alaska Air Group (1) 50,000 2,930
Southwest Airlines (1) 6,000,000 308,580
311,510

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies 0.5%
Waste Connections  1,557,600 196,149
196,149
Electrical Equipment 0.1%
Shoals Technologies Group, Class A (1) 1,942,754 54,164
54,164
Industrial Conglomerates 0.8%
Roper Technologies  649,400 289,717
289,717
Machinery 4.8%
Colfax (1)(3) 8,992,200 412,742
Fortive  4,624,300 326,337
IDEX  1,748,500 361,852
Ingersoll Rand (1) 13,629,600 687,068
1,787,999
Professional Services 5.2%
Clarivate (1) 17,307,700 379,039
CoStar Group (1) 4,624,500 397,984
Equifax  1,500,000 380,130
Legalzoom.com (1) 257,391 6,795
Leidos Holdings  1,099,100 105,657
TransUnion  4,203,400 472,084
Upwork (1) 1,248,900 56,238
Verisk Analytics  849,200 170,069
1,967,996
Road & Rail 1.4%
JB Hunt Transport Services  3,115,500 520,974
520,974
Total Industrials & Business Services 6,163,929
INFORMATION TECHNOLOGY 20.1%
Electronic Equipment, Instruments & Components 3.6%
Amphenol, Class A  2,747,600 201,207
Cognex  1,174,000 94,178
Corning  7,545,100 275,321
Keysight Technologies (1) 3,164,200 519,846
Littelfuse  120,000 32,792
National Instruments  6,084,800 238,707
1,362,051
IT Services 1.9%
Broadridge Financial Solutions  799,300 133,195
FleetCor Technologies (1) 1,698,500 443,767

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Jack Henry & Associates  486,600 79,832
Thoughtworks Holding (1) 1,092,198 31,357
Toast, Class A (1) 155,708 7,778
695,929
Semiconductors & Semiconductor Equipment 7.1%
Entegris  3,018,000 379,966
KLA  1,275,600 426,701
Lattice Semiconductor (1) 1,112,600 71,930
Marvell Technology  10,490,800 632,700
Microchip Technology  5,819,900 893,297
Skyworks Solutions  1,703,800 280,752
2,685,346
Software 7.5%
Atlassian, Class A (1) 600,000 234,852
Bill.com Holdings (1) 584,100 155,926
Black Knight (1) 3,713,700 267,386
CCC Intelligent Solutions Holdings (1) 4,800,000 50,448
Ceridian HCM Holding (1) 3,894,400 438,587
Citrix Systems  1,711,800 183,796
Crowdstrike Holdings, Class A (1) 875,300 215,131
DocuSign (1) 1,823,400 469,398
Fortinet (1) 1,265,800 369,664
nCino (1) 999,100 70,966
Procore Technologies (1) 84,780 7,574
Procore Technologies, Acquisition Date: 7/15/20 - 5/20/21,
Cost $16,330 (1)(2) 290,233 24,633
PTC (1) 1,750,000 209,633
SentinelOne, Class A (1) 318,146 17,043
Splunk (1) 849,200 122,888
2,837,925
Total Information Technology 7,581,251
MATERIALS 5.9%
Chemicals 0.5%
RPM International  2,300,000 178,595
178,595
Construction Materials 0.5%
Martin Marietta Materials  516,000 176,307
176,307
Containers & Packaging 4.4%
Ardagh Metal Packaging (1) 4,543,567 45,254
Avery Dennison  1,673,500 346,766
Ball  9,274,400 834,418

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Packaging Corp. of America  973,600 133,812
Sealed Air  5,354,600 293,378
1,653,628
Metals & Mining 0.5%
Kirkland Lake Gold  4,575,700 190,303
190,303
Total Materials 2,198,833
UTILITIES 1.3%
Electric Utilities 0.2%
Eversource Energy  973,600 79,602
79,602
Multi-Utilities 1.1%
Ameren  1,703,800 138,008
Sempra Energy  2,190,500 277,098
415,106
Total Utilities 494,708
Total Common Stocks (Cost $19,925,934) 35,799,801
CONVERTIBLE PREFERRED STOCKS 1.8%
CONSUMER DISCRETIONARY 1.5%
Automobiles 1.5%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $60,831 (1)(2)(4) 5,661,867 402,163
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $32,752 (1)(2)(4) 2,114,408 150,186
552,349
Internet & Direct Marketing Retail 0.0%
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $9,259 (1)(2)(4) 74,070 9,259
9,259
Total Consumer Discretionary 561,608
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $26,556 (1)(2)(4) 3,278,524 26,556
Total Health Care 26,556

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $12,480 (1)
(2)(4) 70,358 15,511
Databricks, Series H, Acquisition Date: 8/31/21, Cost $19,734 (1)
(2)(4) 89,518 19,734
Total Information Technology 35,245
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $19,360 (1)(2)(4) 408,411 19,360
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032 (1)(2)
(4) 921,478 38,032
Total Materials 57,392
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork, Series D-1, Acquisition Date: 12/9/14, Cost $21,046 (1)
(2) 1,263,943 9,407
WeWork, Series D-2, Acquisition Date: 12/9/14, Cost $8,897 (1)(2) 534,339 3,977
Total Real Estate 13,384
Total Convertible Preferred Stocks (Cost $248,947) 694,185
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Treasury Reserve Fund, 0.05% (3)(5) 1,125,109,241 1,125,109
Total Short-Term Investments (Cost $1,125,109) 1,125,109
Total Investments in Securities 100.0%
(Cost $21,299,990) $ 37,619,095
Other Assets Less Liabilities (0.0)% (18,430)
Net Assets 100.0% $ 37,600,665
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $857,567 and represents 2.3% of net assets.

T. ROWE PRICE Mid-Cap Growth Fund

.
.
.
.
.
.
.
.
.
.
(3) Affiliated Companies
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
ADR American Depositary Receipts
GBP British Pound

T. ROWE PRICE Mid-Cap Growth Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Acadia Healthcare  $ 5,282 $ 63,745 $ —
Bruker  38,452 193,961 1,130
Casey's General Stores  24,002 8,158 2,225
Colfax  5,668 58,703 —
Hologic  14,201 (3,367) —
Perrigo  (5,695) 23,934 5,012
Terminix Global Holdings  14,507 (78,974) —
Textron  16,737 240,224 709
TreeHouse Foods  (7,021) (190) —
T. Rowe Price Treasury Reserve Fund, 0.05% — — 307
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ 106,133# $ 506,194 $ 9,383+

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Acadia Healthcare  $ 251,300 $ 15,650 $ 4,696 $ 325,999
Bruker  525,061 2,636 19,367 702,291
Casey's General Stores  410,826 5,998 48,402 376,580
Colfax  315,480 44,769 6,210 412,742
Hologic  983,205 8,084 14,080 973,842
Perrigo  * 93,142 37,503 *
Terminix Global Holdings  387,676 1,689 56,204 *
Textron  579,960 2,728 10,338 812,574
TreeHouse Foods  157,213 749 22,296 135,476
T. Rowe Price Treasury Reserve
Fund, 0.05% 986,974  ¤  ¤ 1,125,109
T. Rowe Price Short-Term Fund,
0.07% —  ¤  ¤ —
Total $ 4,864,613^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9,383 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,116,605.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Mid-Cap Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Mid-Cap Growth Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Mid-Cap Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2021, totaled $421,792,000 for the period ended September 30, 2021.
F64-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 35,636,419 $ 115,838 $ 47,544 $ 35,799,801
Convertible Preferred Stocks — 13,384 680,801 694,185
Short-Term Investments 1,125,109 — — 1,125,109
Total $ 36,761,528 $ 129,222 $ 728,345 $ 37,619,095
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 149,571 $ (7,162) $ 3,934 $ (98,799) $ 47,544
Convertible Preferred Stocks 210,299 395,384 125,420 (50,302) 680,801
Total $ 359,870 $ 388,222 $ 129,354 $ (149,101) $ 728,345